Restatement of Previously Issued Financial Statements - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021
Embraer S.A And Aircraft Holding [Member]
Transaction costs incurred and included in professional service fees			$ 2,389,083
Deferred transaction costs			$ 6,253,257
Restatement Adjustment
Transaction Costs	$ 0.4	$ 2